Other Assets and Liabilities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 2,487,389	¥ 2,219,196
Marketable equity securities included in investment in equity method investees, aggregated market values	2,702,838	3,186,618
Investment in equity method investees, recognized impairment losses of other-than-temporary declines in the value of investments in certain affiliated companies	¥ 51,645	29,442	¥ 5,465
Morgan Stanley [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage, approximately	24.01%
Marketable Equity Securities [Member]
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 1,936,468	1,627,896
Marketable Equity Securities [Member] | Morgan Stanley MUFG Securities, Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	178,679	174,459
Marketable Equity Securities [Member] | Morgan Stanley [Member]
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 1,326,339	¥ 1,206,998